RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
(a)Related party transactions under Brookfield agreements
The Company has an outstanding equity commitment in the amount of $2.0 billion from Brookfield to fund future growth, which the Company may draw on from time to time. As of December 31, 2024 and 2023, there were no amounts drawn under the equity commitment.
The Company has a revolving credit facility with Brookfield under the Brookfield Credit Agreement. Refer to Note 21 for more details.
The following table reflects the related party agreements and transactions involving Brookfield, which includes Brookfield Corporation’s subsidiaries, included in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Credit agreement fees to Brookfield	$—	$—	$—
Support agreement fees to Brookfield	—	—	—
Rights agreement fees to Brookfield	—	—	—
Administration fees to Brookfield	7	8	2
Investment management fees to Brookfield(1)	162	64	40
Licensing agreement fees to Brookfield	—	—	—
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(1)The Company had $51 million and $18 million of investment management fees payable to Brookfield as of December 31, 2024 and 2023, respectively, which are included in “Due to related parties” on the statements of financial position. The remaining “Due to related parties” balances as of December 31, 2024 and 2023 are primarily related to accounts and loans payable to Brookfield and its subsidiaries.
(b)Other related party transactions
For the year ended December 31, 2024, the Company and its subsidiaries, in aggregate, purchased related party investments of $7.8 billion from Brookfield and its subsidiaries, which include $1.1 billion of BAM Shares contributed by Brookfield to support the acquisition of AEL as well as $1.0 billion of economic interest in Brookfield Business Partners L.P. (“BBU”) contributed by Brookfield to support the growth of our business, for both of which we issued additional Class C shares to Brookfield (2023 – $6.6 billion). Refer to Note 23 for additional details of our purchases of BAM Shares and economic interest in BBU. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
As of December 31, 2024, we held investments in related parties of $12.5 billion, which include $1.7 billion of our investment in a Brookfield real estate private fund, $1.2 billion of real estate partnerships associated with Brookfield office and retail real estate properties and $901 million of our interest in BBU, to which we apply equity method of accounting (2023 – $8.2 billion).
The Company had $493 million of cash on deposit with a wholly-owned subsidiary of Brookfield as of December 31, 2024 (2023 – $266 million).